S000035880 [Member] Annual Fund Operating Expenses - iShares MSCI Global Silver and Metals Miners ETF - iShares MSCI Global Silver and Metals Miners ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%